Deferred Revenues	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred Revenues
22.	DEFERRED REVENUES

Deferred revenues as of December 31, 2017 mainly represent the unearned portion of installation fees for wireline services received from customers, the unused portion of calling cards, and the unamortized portion of government grants (Note 18). On January 1, 2018, upon application of IFRS 15, the unused portion of calling cards was reclassified into contract liabilities.

	2017	2018
	RMB	RMB
Balance at end of last year	3,558	3,061
Change in accounting policy (Note 2)	—	(787)

Balance at beginning of the year, as restated	3,558	2,274
Additions for the year:
Calling cards	390	—
Reductions for the year:
Amortization of installation fees	(208)	(138)
Usage of calling cards	(384)	—
Amortization of government grants	(295)	(307)

Balance at end of year	3,061	1,829

Representing:
Current portion	1,233	375
Non-current portion	1,828	1,454

	3,061	1,829